S000093511 [Member] Expense Example - NT 1-10 Year Tax-Exempt Ladder ETF - NT 1-10 Year Tax-Exempt Ladder ETF	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58